Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	May 31, 2024	May 31, 2024
Newday Ocean Health ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	28.01%	10.84%
Newday Ocean Health ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	28.18%	10.97%
MSCI ACWI Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.77%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.12%